Note 13 - Investments in Unconsolidated Joint Ventures	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
13.	Investments in unconsolidated joint ventures

A condensed summary of the financial information for equity accounted investments
50%
owned by the Company shown on a
100%
basis are as follows:

	December 31, 2018		June 30, 2019
	City of Athens	Eco Nine	City of Athens	Eco Nine
Current assets	898	684	1,691	1,494
Non-current assets	30,853	30,975	30,291	30,412
Current liabilities	1,530	1,762	2,262	2,629
Long-term liabilities	15,627	15,900	15,060	15,335

	June 30, 2018		June 30, 2019
	City of Athens	Eco Nine	City of Athens	Eco Nine
Net operating revenues	1,501	519	2,638	2,637
Net (loss)/gain	138	(129)	484	365